Document And Entity Information	Jan. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2023
Entity Registrant Name	KALVISTA PHARMACEUTICALS, INC.
Entity Central Index Key	0001348911
Entity Emerging Growth Company	false
Securities Act File Number	001-36830
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0915291
Entity Address, Address Line One	55 Cambridge Parkway
Entity Address, Address Line Two	Suite 901E
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	999-0075
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KALV
Security Exchange Name	NASDAQ